CONDENSED CONSOLIDATED INTERIM STATEMENT OF LOSS AND COMPREHENSIVE LOSS (Unaudited) - CAD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jan. 31, 2018	Jan. 31, 2017	Jan. 31, 2018	Jan. 31, 2017	Jul. 31, 2017	Jul. 31, 2016
EXPENSES
Bad debt expense						$ 7,126
Consulting	$ 21,500	$ 98,029	$ 39,500	$ 195,171	505,842	102,420
Directors fees	34,757		50,855		17,288
Filing and regulatory	46,902	9,073	61,514	19,204	53,661	30,927
Foreign exchange	(887)	(548)	(21,688)	1,407	6,931	1,959
Gain on settlement of payables		(11,415)	(1,608)	(11,415)	(12,355)	(41,982)
General and administrative	50,134	57,648	105,436	60,006	152,920	20,839
Geological, mineral, and prospect costs	535,683		709,677		375,980
Professional fees	75,594	63,958	224,057	93,752	273,738	107,197
Promotion and shareholder communication	113,061	250,228	258,307	267,673	983,851	10,408
Property investigation costs		55,253		55,253	55,253	20,201
Salaries	46,077	31,994	91,077	64,225	104,751	5,365
Share-based payments		464,159		570,255	1,010,064	369,006
Settlement payment					100,000
Write off mineral property costs					563,031
Net loss and comprehensive loss for the year	$ (922,821)	$ (1,018,379)	$ (1,517,127)	$ (1,315,531)	$ (4,190,955)	$ (633,466)
Basic and diluted loss per common share	$ (0.01)	$ (0.02)	$ (0.02)	$ (0.04)	$ (0.08)	$ (0.02)
Weighted average number of common shares outstanding	76,687,997	41,459,255	69,996,744	37,360,584	49,516,659	31,556,200